Reportable segments (Details 5) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Total Assets	$ 168,454	$ 142,491
Total Assets	(168,454)	(142,491)
Non-operating corporate
Total Assets	96,507	78,460
Total Assets	(96,507)	(78,460)
Infrastructure [Member]
Total Assets	97,292	56,701
Total Assets	(97,292)	(56,701)
Telecommunications [Member]
Total Assets	57,234	73,659
Total Assets	(57,234)	(73,659)
Eliminations [Member]
Total Assets	82,579	66,329
Total Assets	$ (82,579)	$ (66,329)